Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 2,696	¥ 2,457	¥ 2,121
Accumulated amortization	(1,074)	(694)	(404)
Net book amount	1,622	1,763	1,717
Opening net book amount	1,763	1,717
Additions	237	15
Business combination	56	323
Disposals		(1)
Amortization charge	(434)	(291)	(317)
Closing net book amount	1,622	1,763	1,717
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,340	1,340	1,340
Accumulated amortization	(403)	(287)	(171)
Net book amount	937	1,053	1,169
Opening net book amount	1,053	1,169
Amortization charge	(116)	(116)
Closing net book amount	937	1,053	1,169
Copyrights
Disclosure Of Intangible Assets [Line Items]
Cost	544	285
Accumulated amortization	(170)	(13)
Net book amount	374	272
Opening net book amount	272
Additions	225	4
Business combination	34	281
Amortization charge	(157)	(13)
Closing net book amount	374	272
Supplier Resources
Disclosure Of Intangible Assets [Line Items]
Cost	335	335	331
Accumulated amortization	(175)	(123)	(72)
Net book amount	160	212	259
Opening net book amount	212	259
Business combination		4
Amortization charge	(52)	(51)
Closing net book amount	160	212	259
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	185	238	238
Accumulated amortization	(141)	(152)	(90)
Net book amount	44	86	148
Opening net book amount	86	148
Amortization charge	(42)	(62)
Closing net book amount	44	86	148
Non Compete Agreement
Disclosure Of Intangible Assets [Line Items]
Cost	156	134	131
Accumulated amortization	(104)	(71)	(42)
Net book amount	52	63	89
Opening net book amount	63	89
Business combination	22	3
Amortization charge	(33)	(29)
Closing net book amount	52	63	89
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	136	125	81
Accumulated amortization	(81)	(48)	(29)
Net book amount	55	77	52
Opening net book amount	77	52
Additions	12	11
Business combination		35
Disposals		(1)
Amortization charge	(34)	(20)
Closing net book amount	¥ 55	¥ 77	¥ 52